Revenue (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenues
Revenue from product sales	$ 43,789	$ 42,998	$ 36,541
Emerging Markets
Revenues
Revenue from product sales	11,751	11,634	12,161
US
Revenues
Revenue from product sales	$ 17,961	$ 17,254	$ 12,000
Rebate, returns and chargebacks (as a percent)	1.00%	1.30%	1.50%
Europe
Revenues
Revenue from product sales	$ 9,029	$ 8,264	$ 7,604
Rest of World
Revenues
Revenue from product sales	5,048	5,846	4,776
Total Oncology
Revenues
Revenue from product sales	17,145	14,631	12,940
Total Oncology | Emerging Markets
Revenues
Revenue from product sales	3,828	3,537	3,222
Total Oncology | US
Revenues
Revenue from product sales	7,719	6,484	5,255
Total Oncology | Europe
Revenues
Revenue from product sales	3,332	2,726	2,481
Total Oncology | Rest of World
Revenues
Revenue from product sales	2,266	1,884	1,982
Tagrisso
Revenues
Revenue from product sales	5,799	5,444	5,015
Tagrisso | Emerging Markets
Revenues
Revenue from product sales	1,621	1,567	1,336
Tagrisso | US
Revenues
Revenue from product sales	2,276	2,007	1,780
Tagrisso | Europe
Revenues
Revenue from product sales	1,120	1,023	986
Tagrisso | Rest of World
Revenues
Revenue from product sales	782	847	913
Imfinzi
Revenues
Revenue from product sales	4,237	2,784	2,412
Imfinzi | Emerging Markets
Revenues
Revenue from product sales	360	287	277
Imfinzi | US
Revenues
Revenue from product sales	2,317	1,552	1,245
Imfinzi | Europe
Revenues
Revenue from product sales	758	544	485
Imfinzi | Rest of World
Revenues
Revenue from product sales	802	401	405
Lynparza
Revenues
Revenue from product sales	2,811	2,638	2,348
Lynparza | Emerging Markets
Revenues
Revenue from product sales	542	488	384
Lynparza | US
Revenues
Revenue from product sales	1,254	1,226	1,087
Lynparza | Europe
Revenues
Revenue from product sales	734	655	618
Lynparza | Rest of World
Revenues
Revenue from product sales	281	269	259
Calquence
Revenues
Revenue from product sales	2,514	2,057	1,238
Calquence | Emerging Markets
Revenues
Revenue from product sales	98	45	20
Calquence | US
Revenues
Revenue from product sales	1,815	1,657	1,089
Calquence | Europe
Revenues
Revenue from product sales	493	286	111
Calquence | Rest of World
Revenues
Revenue from product sales	108	69	18
Enhertu
Revenues
Revenue from product sales	261	79	17
Enhertu | Emerging Markets
Revenues
Revenue from product sales	169	51	12
Enhertu | Europe
Revenues
Revenue from product sales	60	21	4
Enhertu | Rest of World
Revenues
Revenue from product sales	32	7	1
Orphatys
Revenues
Revenue from product sales	44	33	16
Orphatys | Emerging Markets
Revenues
Revenue from product sales	44	33	16
Truqap
Revenues
Revenue from product sales	6
Truqap | US
Revenues
Revenue from product sales	6
Zoladex
Revenues
Revenue from product sales	952	927	948
Zoladex | Emerging Markets
Revenues
Revenue from product sales	687	657	619
Zoladex | US
Revenues
Revenue from product sales	14	15	13
Zoladex | Europe
Revenues
Revenue from product sales	133	133	147
Zoladex | Rest of World
Revenues
Revenue from product sales	118	122	169
Faslodex
Revenues
Revenue from product sales	297	334	431
Faslodex | Emerging Markets
Revenues
Revenue from product sales	142	159	167
Faslodex | US
Revenues
Revenue from product sales	31	17	30
Faslodex | Europe
Revenues
Revenue from product sales	28	55	113
Faslodex | Rest of World
Revenues
Revenue from product sales	96	103	121
Oncology, Others
Revenues
Revenue from product sales	224	335	515
Oncology, Others | Emerging Markets
Revenues
Revenue from product sales	165	250	391
Oncology, Others | US
Revenues
Revenue from product sales	6	10	11
Oncology, Others | Europe
Revenues
Revenue from product sales	6	9	17
Oncology, Others | Rest of World
Revenues
Revenue from product sales	47	66	96
CVRM
Revenues
Revenue from product sales	10,585	9,188	8,088
CVRM | Emerging Markets
Revenues
Revenue from product sales	4,586	4,119	3,780
CVRM | US
Revenues
Revenue from product sales	2,752	2,479	2,174
CVRM | Europe
Revenues
Revenue from product sales	2,503	1,906	1,512
CVRM | Rest of World
Revenues
Revenue from product sales	744	684	622
Farxiga
Revenues
Revenue from product sales	5,963	4,381	3,000
Farxiga | Emerging Markets
Revenues
Revenue from product sales	2,211	1,665	1,195
Farxiga | US
Revenues
Revenue from product sales	1,451	1,071	732
Farxiga | Europe
Revenues
Revenue from product sales	1,881	1,297	810
Farxiga | Rest of World
Revenues
Revenue from product sales	420	348	263
Brilinta
Revenues
Revenue from product sales	1,324	1,358	1,472
Brilinta | Emerging Markets
Revenues
Revenue from product sales	285	286	328
Brilinta | US
Revenues
Revenue from product sales	744	744	735
Brilinta | Europe
Revenues
Revenue from product sales	271	282	346
Brilinta | Rest of World
Revenues
Revenue from product sales	24	46	63
Lokelma
Revenues
Revenue from product sales	412	289	175
Lokelma | Emerging Markets
Revenues
Revenue from product sales	50	20	3
Lokelma | US
Revenues
Revenue from product sales	214	170	115
Lokelma | Europe
Revenues
Revenue from product sales	58	30	13
Lokelma | Rest of World
Revenues
Revenue from product sales	90	69	44
Roxadustat
Revenues
Revenue from product sales	271	197	174
Roxadustat | Emerging Markets
Revenues
Revenue from product sales	271	197	174
Andexxa
Revenues
Revenue from product sales	182	150	68
Andexxa | US
Revenues
Revenue from product sales	75	77	50
Andexxa | Europe
Revenues
Revenue from product sales	62	41	18
Andexxa | Rest of World
Revenues
Revenue from product sales	45	32
Crestor
Revenues
Revenue from product sales	1,107	1,048	1,096
Crestor | Emerging Markets
Revenues
Revenue from product sales	862	794	775
Crestor | US
Revenues
Revenue from product sales	55	65	80
Crestor | Europe
Revenues
Revenue from product sales	52	41	52
Crestor | Rest of World
Revenues
Revenue from product sales	138	148	189
Seloken/Toprol-XL
Revenues
Revenue from product sales	640	862	951
Seloken/Toprol-XL | Emerging Markets
Revenues
Revenue from product sales	621	839	928
Seloken/Toprol-XL | US
Revenues
Revenue from product sales	1		1
Seloken/Toprol-XL | Europe
Revenues
Revenue from product sales	11	14	11
Seloken/Toprol-XL | Rest of World
Revenues
Revenue from product sales	7	9	11
Bydureon
Revenues
Revenue from product sales	163	280	385
Bydureon | Emerging Markets
Revenues
Revenue from product sales	3	3	3
Bydureon | US
Revenues
Revenue from product sales	133	242	321
Bydureon | Europe
Revenues
Revenue from product sales	27	35	55
Bydureon | Rest of World
Revenues
Revenue from product sales			6
Onglyza
Revenues
Revenue from product sales	227	257	360
Onglyza | Emerging Markets
Revenues
Revenue from product sales	131	121	179
Onglyza | US
Revenues
Revenue from product sales	49	76	88
Onglyza | Europe
Revenues
Revenue from product sales	32	38	61
Onglyza | Rest of World
Revenues
Revenue from product sales	15	22	32
CVRM, Others
Revenues
Revenue from product sales	296	366	407
CVRM, Others | Emerging Markets
Revenues
Revenue from product sales	152	194	195
CVRM, Others | US
Revenues
Revenue from product sales	30	34	52
CVRM, Others | Europe
Revenues
Revenue from product sales	109	128	146
CVRM, Others | Rest of World
Revenues
Revenue from product sales	5	10	14
Total Respiratory & Immunology
Revenues
Revenue from product sales	6,107	5,765	6,034
Total Respiratory & Immunology | Emerging Markets
Revenues
Revenue from product sales	1,771	1,443	1,749
Total Respiratory & Immunology | US
Revenues
Revenue from product sales	2,547	2,655	2,404
Total Respiratory & Immunology | Europe
Revenues
Revenue from product sales	1,164	1,054	1,247
Total Respiratory & Immunology | Rest of World
Revenues
Revenue from product sales	625	613	634
Symbicort
Revenues
Revenue from product sales	2,362	2,538	2,728
Symbicort | Emerging Markets
Revenues
Revenue from product sales	753	608	609
Symbicort | US
Revenues
Revenue from product sales	726	973	1,065
Symbicort | Europe
Revenues
Revenue from product sales	549	582	670
Symbicort | Rest of World
Revenues
Revenue from product sales	334	375	384
Fasenra
Revenues
Revenue from product sales	1,553	1,396	1,258
Fasenra | Emerging Markets
Revenues
Revenue from product sales	64	43	20
Fasenra | US
Revenues
Revenue from product sales	992	906	790
Fasenra | Europe
Revenues
Revenue from product sales	355	305	286
Fasenra | Rest of World
Revenues
Revenue from product sales	142	142	162
Breztri
Revenues
Revenue from product sales	677	398	203
Breztri | Emerging Markets
Revenues
Revenue from product sales	161	92	55
Breztri | US
Revenues
Revenue from product sales	383	239	115
Breztri | Europe
Revenues
Revenue from product sales	81	33	7
Breztri | Rest of World
Revenues
Revenue from product sales	52	34	26
Saphnelo
Revenues
Revenue from product sales	280	116	8
Saphnelo | Emerging Markets
Revenues
Revenue from product sales	2
Saphnelo | US
Revenues
Revenue from product sales	260	111	8
Saphnelo | Europe
Revenues
Revenue from product sales	8	2
Saphnelo | Rest of World
Revenues
Revenue from product sales	10	3
Tezspire
Revenues
Revenue from product sales	86	4
Tezspire | Emerging Markets
Revenues
Revenue from product sales	1
Tezspire | Europe
Revenues
Revenue from product sales	48	2
Tezspire | Rest of World
Revenues
Revenue from product sales	37	2
Pulmicort
Revenues
Revenue from product sales	713	645	962
Pulmicort | Emerging Markets
Revenues
Revenue from product sales	575	462	770
Pulmicort | US
Revenues
Revenue from product sales	28	65	72
Pulmicort | Europe
Revenues
Revenue from product sales	68	69	73
Pulmicort | Rest of World
Revenues
Revenue from product sales	42	49	47
Bevespi
Revenues
Revenue from product sales	58	58	54
Bevespi | Emerging Markets
Revenues
Revenue from product sales	6	5	4
Bevespi | US
Revenues
Revenue from product sales	34	42	39
Bevespi | Europe
Revenues
Revenue from product sales	17	10	11
Bevespi | Rest of World
Revenues
Revenue from product sales	1	1
Daliresp/Daxas
Revenues
Revenue from product sales	54	189	227
Daliresp/Daxas | Emerging Markets
Revenues
Revenue from product sales	3	3	4
Daliresp/Daxas | US
Revenues
Revenue from product sales	42	176	207
Daliresp/Daxas | Europe
Revenues
Revenue from product sales	8	9	15
Daliresp/Daxas | Rest of World
Revenues
Revenue from product sales	1	1	1
Respiratory and immunology, Others
Revenues
Revenue from product sales	324	421	594
Respiratory and immunology, Others | Emerging Markets
Revenues
Revenue from product sales	206	230	287
Respiratory and immunology, Others | US
Revenues
Revenue from product sales	82	143	108
Respiratory and immunology, Others | Europe
Revenues
Revenue from product sales	30	42	185
Respiratory and immunology, Others | Rest of World
Revenues
Revenue from product sales	6	6	14
Vaccines & Immune Therapies
Revenues
Revenue from product sales	1,012	4,736	4,665
Vaccines & Immune Therapies | Emerging Markets
Revenues
Revenue from product sales	212	1,316	2,296
Vaccines & Immune Therapies | US
Revenues
Revenue from product sales	109	1,168	114
Vaccines & Immune Therapies | Europe
Revenues
Revenue from product sales	396	1,027	1,526
Vaccines & Immune Therapies | Rest of World
Revenues
Revenue from product sales	295	1,225	729
COVID-19 mAbs
Revenues
Revenue from product sales	132	2,185	85
COVID-19 mAbs | Emerging Markets
Revenues
Revenue from product sales	6	413	19
COVID-19 mAbs | US
Revenues
Revenue from product sales		1,067
COVID-19 mAbs | Europe
Revenues
Revenue from product sales	12	298	66
COVID-19 mAbs | Rest of World
Revenues
Revenue from product sales	114	407
Vaxzevria
Revenues
Revenue from product sales	12	1,798	3,917
Vaxzevria | Emerging Markets
Revenues
Revenue from product sales	10	729	2,240
Vaxzevria | US
Revenues
Revenue from product sales		79	64
Vaxzevria | Europe
Revenues
Revenue from product sales	2	365	1,035
Vaxzevria | Rest of World
Revenues
Revenue from product sales		625	578
Beyfortus
Revenues
Revenue from product sales	106
Beyfortus | US
Revenues
Revenue from product sales	87
Beyfortus | Europe
Revenues
Revenue from product sales	19
Synagis
Revenues
Revenue from product sales	546	578	410
Synagis | Emerging Markets
Revenues
Revenue from product sales	195	173	35
Synagis | US
Revenues
Revenue from product sales		1	23
Revenue from product sales, net of returns	(1)
Synagis | Europe
Revenues
Revenue from product sales	175	213	203
Synagis | Rest of World
Revenues
Revenue from product sales	177	191	149
FluMist
Revenues
Revenue from product sales	216	175	253
FluMist | Emerging Markets
Revenues
Revenue from product sales	1	1	2
FluMist | US
Revenues
Revenue from product sales	23	21	27
FluMist | Europe
Revenues
Revenue from product sales	188	151	222
FluMist | Rest of World
Revenues
Revenue from product sales	4	2	2
Total Rare Disease
Revenues
Revenue from product sales	7,764	7,053	3,110
Total Rare Disease | Emerging Markets
Revenues
Revenue from product sales	623	431	197
Total Rare Disease | US
Revenues
Revenue from product sales	4,701	4,324	1,882
Total Rare Disease | Europe
Revenues
Revenue from product sales	1,529	1,428	667
Total Rare Disease | Rest of World
Revenues
Revenue from product sales	911	870	364
Soliris
Revenues
Revenue from product sales	3,145	3,762	1,874
Soliris | Emerging Markets
Revenues
Revenue from product sales	424	301	170
Soliris | US
Revenues
Revenue from product sales	1,734	2,180	1,068
Soliris | Europe
Revenues
Revenue from product sales	670	805	439
Soliris | Rest of World
Revenues
Revenue from product sales	317	476	197
Ultomiris.
Revenues
Revenue from product sales	2,965	1,965	688
Ultomiris. | Emerging Markets
Revenues
Revenue from product sales	71	38	9
Ultomiris. | US
Revenues
Revenue from product sales	1,750	1,136	381
Ultomiris. | Europe
Revenues
Revenue from product sales	668	481	169
Ultomiris. | Rest of World
Revenues
Revenue from product sales	476	310	129
Strensiq
Revenues
Revenue from product sales	1,152	958	378
Strensiq | Emerging Markets
Revenues
Revenue from product sales	40	35	10
Strensiq | US
Revenues
Revenue from product sales	937	769	297
Strensiq | Europe
Revenues
Revenue from product sales	89	78	36
Strensiq | Rest of World
Revenues
Revenue from product sales	86	76	35
Koselugo
Revenues
Revenue from product sales	331	208	108
Koselugo | Emerging Markets
Revenues
Revenue from product sales	59	26	1
Koselugo | US
Revenues
Revenue from product sales	195	162	104
Koselugo | Europe
Revenues
Revenue from product sales	53	20	3
Koselugo | Rest of World
Revenues
Revenue from product sales	24
Kanuma
Revenues
Revenue from product sales	171	160	62
Kanuma | Emerging Markets
Revenues
Revenue from product sales	29	31	7
Kanuma | US
Revenues
Revenue from product sales	85	77	32
Kanuma | Europe
Revenues
Revenue from product sales	49	44	20
Kanuma | Rest of World
Revenues
Revenue from product sales	8	8	3
Total Other medicines
Revenues
Revenue from product sales	1,176	1,625	1,704
Total Other medicines | Emerging Markets
Revenues
Revenue from product sales	731	788	917
Total Other medicines | US
Revenues
Revenue from product sales	133	144	171
Total Other medicines | Europe
Revenues
Revenue from product sales	105	123	171
Total Other medicines | Rest of World
Revenues
Revenue from product sales	207	570	445
Nexium
Revenues
Revenue from product sales	945	1,285	1,326
Nexium | Emerging Markets
Revenues
Revenue from product sales	578	568	705
Nexium | US
Revenues
Revenue from product sales	115	120	128
Nexium | Europe
Revenues
Revenue from product sales	53	46	62
Nexium | Rest of World
Revenues
Revenue from product sales	199	551	431
Other, Others
Revenues
Revenue from product sales	231	340	378
Other, Others | Emerging Markets
Revenues
Revenue from product sales	153	220	212
Other, Others | US
Revenues
Revenue from product sales	18	24	43
Other, Others | Europe
Revenues
Revenue from product sales	52	77	109
Other, Others | Rest of World
Revenues
Revenue from product sales	$ 8	$ 19	$ 14
Product sales excluding Rare Disease | US
Revenues
Rebate, returns and chargebacks (as a percent)	1.40%	1.60%	1.80%
Contractual Managed-care and Medicare | US
Revenues
Rebate, returns and chargebacks (as a percent)	0.70%	1.10%	0.80%
Regulatory Medicaid and state programmes | US
Revenues
Rebate, returns and chargebacks (as a percent)	0.40%	0.60%	0.50%
Regulatory Medicaid and state programmes | US
Revenues
Rebate, returns and chargebacks (as a percent)	0.30%	0.50%	0.40%
Contractual Managed-care and Medicare | US
Revenues
Rebate, returns and chargebacks (as a percent)	0.50%	0.80%	0.70%